Convertible Debt and Treasury Stock (Tables)	12 Months Ended
Dec. 31, 2017
Convertible Debt and Treasury Stock
Schedule of Convertible Debt

	As of December 31, 2016	As of December 31, 2017

Convertible Debt
Current Liabilities
2018 1% Convertible Senior Notes (the “ 2018 Notes”)	—	153,092

Long-term liabilities
2018 Notes	153,092	—
2022 1.25% Weibo Convertible Senior Notes (the “ 2022 Notes”)	—	900,000

Subtotal	153,092	900,000
Less: Issuance costs	—	(20,017)

Total	153,092	879,983